CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock , par value		$ 0.01	$ 0.01
Preferred stock , shares authorized		5,000,000	5,000,000
Preferred stock , shares issued		1,589,775	1,589,775
Preferred stock , shares outstanding		1,589,775	1,589,775
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	300,000,000	300,000,000	300,000,000
Common stock, shares issued	48,482,344	47,160,435	49,249,674
Common stock, shares outstanding	48,482,344	47,160,435	49,249,674
Series A Convertible Preferred Stock
Preferred stock , shares authorized		3,500,000	3,500,000
Preferred stock , liquidation preference